Income Tax Status	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
Prior to the Effective Date, the Southwest Airlines Co. Profitsharing Plan and the Southwest Airlines Co. 401(k) Plan had each received determination letters from the Internal Revenue Service ("IRS") dated April 18, 2018 and October 11, 2017, respectively, stating that each individual plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. Although these prior plans were subsequently merged since receiving these determination letters, the plan administrative committee believes that the merged Plan and related trust are operating in compliance with the applicable requirements of the Code.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.